Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract] [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	ALB
Entity Registrant Name	ALBEMARLE CORP
Entity Central Index Key	0000915913